Share-Based Compensation Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation Expenses
Schedule of Share-based compensation expenses

	2023	2022
Stock options and restricted share units	$5.5	$8.2
Deferred share units	(1.1)	1.9
	$4.4	$10.1